Concentrations (Details)	3 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Jun. 30, 2017	Jun. 30, 2016
Concentrations Details
Company's two largest customers percent accounted of sales number one	18.00%	81.00%	50.00%	27.00%
Company's two largest customers percent accounted of sales number two	7.00%	3.00%	7.00%	26.00%